Annual Total Returns - Energy Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-21 - Energy Portfolio - VIP Energy Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.99%)
Annual Return 2012	4.94%
Annual Return 2013	24.55%
Annual Return 2014	(12.59%)
Annual Return 2015	(20.54%)
Annual Return 2016	33.84%
Annual Return 2017	(2.47%)
Annual Return 2018	(24.58%)
Annual Return 2019	10.08%
Annual Return 2020	(32.76%)